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<FILENAME>M313FQ4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT              04/24/13
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           47
                                         -----------

Form 13F Information Table Value Total:  $   161,593
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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            COLUMN 1               COLUMN 2    COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
---------------------------------  --------   ----------    -------- ------------   ------------  ---------  ------------------

                                                                                                                VOTING
                                    TITLE OF               VALUE   SHS OR        SH/  INVESTMENT  OTHER          AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (x$1000) PRN AMT       PRN  DISCRETION  MANAGERS   SOLE  SHARED  NONE
ACNB CORP COM			    COMMON	000868109      310     18,622 	SH	SOLE		   18,622
BANK MUTUAL CORP		    COMMON	063750103    3,006    543,507 	SH	SOLE		  543,507
BANKFINANCIAL CORP		    COMMON	06643P104    3,492    431,698 	SH	SOLE		  431,698
BCSB BANCORP INC		    COMMON	055367106    1,329     77,040 	SH	SOLE		   77,040
BENEFICIAL MUTUAL BANCORP INC	    COMMON	08173R104   14,186  1,377,325 	SH	SOLE		1,377,325
BERKSHIRE BANCORP INC DEL COM NEW   COMMON	084597202      899    107,674 	SH	SOLE		  107,674
CALIFORNIA FIRST NATIONAL BANCORP   COMMON	130222102    3,645    210,814 	SH	SOLE		  210,814
CENTRAL VALLEY CMNTY BANCORP COM    COMMON	155685100      133     15,404 	SH	SOLE		   15,404
CFS BANCORP INC COM		    COMMON	12525D102      248     31,001 	SH	SOLE		   31,001
CHEMUNG FINL CORP COM		    COMMON	164024101      243      7,164	SH	SOLE		    7,164
CITIZENS HLDG CO MISS COM	    COMMON	174715102      256     12,926 	SH	SOLE		   12,926
CMS BANCORP INC COM		    COMMON	12600U102      722     84,897 	SH	SOLE		   84,897
COMERICA INC			    COMMON	200340107    7,524    209,300 	SH	SOLE		  209,300
COMMUNITY PARTNERS BANCORP	    COMMON	204018105    4,111    610,807 	SH	SOLE		  610,807
CU BANCORP CALIF COM		    COMMON	126534106    2,114    162,855 	SH	SOLE		  162,855
EPLUS INC			    COMMON	294268107    7,894    170,825 	SH	SOLE		  170,825
FARMERS NATIONAL BANC CORP	    COMMON	309627107    4,319    684,497 	SH	SOLE		  684,497
FIRST ADVANTAGE BANCORP		    COMMON	31848L104    4,917    385,637 	SH	SOLE		  385,637
FIRST BUS FINL SVCS INC WIS COM	    COMMON	319390100    8,918    331,509 	SH	SOLE		  331,509
FIRST CAPITAL BANCORP VA COM	    COMMON	319438107    1,553    482,301 	SH	SOLE		  482,301
FIRST CTZNS BANCSHARES INC N C CL A COMMON	31946M103      815      4,462	SH	SOLE		    4,462
HF FINANCIAL CORP		    COMMON	404172108    6,174    450,642 	SH	SOLE		  450,642
HOPFED BANCORP INC		    COMMON	439734104    4,358    405,783 	SH	SOLE		  405,783
MALVERN BANCORP INC COM		    COMMON	561409103    2,024    166,046 	SH	SOLE		  166,046
MERIDIAN INTERSTATE BANCORP INC	    COMMON	58964Q104   10,493    559,626 	SH	SOLE		  559,626
NEWPORT BANCORP INC		    COMMON	651754103    3,468    199,312 	SH	SOLE		  199,312
NORTHEAST COMMUNITY BANCORP INC	    COMMON	664112109    2,220    405,860 	SH	SOLE		  405,860
NORTHFIELD BANCORP INC DEL COM	    COMMON	66611T108    9,075    798,871 	SH	SOLE		  798,871
NORTHRIM BANCORP INC		    COMMON	666762109    6,470    287,932 	SH	SOLE		  287,932
NORWOOD FINANCIAL CORP COM	    COMMON	669549107    1,505     49,184 	SH	SOLE		   49,184
OBA FINANCIAL SERVICES INC	    COMMON	67424G101    6,796    357,661 	SH	SOLE		  357,661
OCEAN SHORE HLDG CO NEW COM	    COMMON	67501R103    9,747    649,805 	SH	SOLE		  649,805
OCEANFIRST FINL CORP COM	    COMMON	675234108    2,014    139,633 	SH	SOLE		  139,633
OLD POINT FINANCIAL CORP	    COMMON	680194107    3,162    245,915 	SH	SOLE		  245,915
PACIFIC PREMIER BANCORP INC	    COMMON	69478X105      750     57,059 	SH	SOLE		   57,059
PEAPACK GLADSTONE FINANCIAL CORP    COMMON	704699107    1,751    117,435 	SH	SOLE		  117,435
PRUDENTIAL BANCORP INC OF PENNSYLVA COMMON	744319104    2,202    244,378 	SH	SOLE		  244,378
PULASKI FINANCIAL CORP		    COMMON	745548107      473     44,792 	SH	SOLE		   44,792
REPUBLIC FIRST BANCORP INC COM	    COMMON	760416107    2,433    878,405 	SH	SOLE		  878,405
ROMA FINANCIAL CORP		    COMMON	77581P109    6,744    419,898 	SH	SOLE		  419,898
SOMERSET HILLS BANCORP		    COMMON	834728107      888     76,334 	SH	SOLE		   76,334
STANDARD FINL CORP MD COM	    COMMON	853393106    2,269    116,359 	SH	SOLE		  116,359
TERRITORIAL BANCORP INC		    COMMON	88145X108      276     11,618 	SH	SOLE		   11,618
TOWER FINANCIAL CORP COM	    COMMON	891769101    2,707    201,870 	SH	SOLE		  201,870
UNITED CMNTY BANCORP IND COM	    COMMON	90984R101      374     38,111 	SH	SOLE		   38,111
WILLIS LEASE FINANCE CORP	    COMMON	970646105    1,700    112,401 	SH	SOLE		  112,401
WSB HOLDINGS INC COM		    COMMON	92934C101      886    136,923 	SH	SOLE		  136,923




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